MASSACHUSETTS FINANCIAL SERVICES COMPANY
500 Boylston Street, Boston, Massachusetts  02116-3741
617 - 954-5000

February 28, 2007

VIA EDGAR
United States Securities & Exchange Commission
100 F Street
Washington, D.C.  20549

Re:                               High Yield Variable Account (the “Variable Account”) (File No. 2-79142); Post-Effective Amendment No. 38 to the Registration Statement on Form N-3

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, as amended, and Rule 485(a) thereunder and (2) Regulation S-T, please find Post-Effective Amendment No. 38 to the Registration Statement of the Trust (the “Amendment”).

MFS has recently completed a review of all of the disclosure contained in prospectuses and statements of additional information for the funds advised by MFS.  As a result of this review, we have significantly revised both the organization of the documents as well as the disclosure to more clearly and concisely present the information.  In particular, the investment disclosure has been revised to standardize investment objectives by fund type and to consistently present each fund’s investment strategies and risks.  This Amendment is being filed for the purpose of filing these revisions.  Because the nature of the language reorganization will result in a wholly marked new document, this Amendment has not been marked against the last Post-Effective Amendment.

The Variable Account intends to file an amendment under Rule 485(b) for the purpose of updating the Variable Account’s financial and other information on or before April 30, 2007.

If you have any questions concerning the foregoing, please call the undersigned at (617) 954-4340 or Claudia Murphy at (617) 954-5406.

Sincerely,

SUSAN A. PEREIRA

Susan A. Pereira

Counsel

SAP/bjn

enclosures